Note 7 - Intangible Assets - Composition of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Intangible assets, gross carrying amount	$ 1,109
Intangible assets, accumulated amortization	0	$ 0
Intangible assets, net carrying amount	1,109	386
Computer Software, Intangible Asset [Member]
Intangible assets, gross carrying amount	1,109
Intangible assets, accumulated amortization	0	0
Intangible assets, net carrying amount	$ 1,109	$ 386